Annual Total Returns (Vanguard LifeStrategy Moderate Growth Fund - Investor Shares Participant) (Vanguard LifeStrategy Moderate Growth Fund, Vanguard LifeStrategy Moderate Growth Fund - Investor Shares)
12 Months Ended
Oct. 31, 2013
Vanguard LifeStrategy Moderate Growth Fund | Vanguard LifeStrategy Moderate Growth Fund - Investor Shares
Annual Total Return
2013	15.04%
2012	11.76%
2011	0.26%
2010	13.31%
2009	20.33%
2008	(26.50%)
2007	7.36%
2006	13.31%
2005	5.69%
2004	10.57%